Note 11 - Federal Home Loan Bank Advances and Federal Reserve Borrowings (Tables)	12 Months Ended
Dec. 31, 2013
Federal Home Loan Bank Advances And Federal Reserve Borrowings [Abstract]
Schedule of Federal Home Loan Bank Borrowings [Table Text Block]
	2013		2012
(Dollars in thousands) Year of Maturity	Amount	Rate	Amount	Rate
2013	$0	0.00%	$70,000	4.77%
Lines of Credit – Federal Reserve/Federal Home Loan Bank	0	0.00	0	0.00
	$0	0.00	$70,000	4.77